Associates and joint arrangements - Income statement (Details) - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income statement and statement of comprehensive income
Revenue		€ 37,448	€ 36,717	€ 37,672
Depreciation and amortisation		(10,804)	(10,414)	(10,255)
Other income		565	372	9,402
Operating (loss)/profit		(411)	3,665	14,451
Interest income		130	101	98
Profit/(loss) before taxation		(1,478)	1,620	13,074
(Loss)/profit for the financial year		(3,746)	1,505	12,335
Profit from continuing operations, Owners of the parent		(4,169)	1,140	11,838
Non-controlling interests	[1]	423	365	497
Vodafone Idea Limited
Income statement and statement of comprehensive income
Income tax credit/(expense)			(95)
Joint ventures where entity is venturer | INWIT S.p.A.
Income statement and statement of comprehensive income
Revenue				853
Operating expenses				(73)
Depreciation and amortisation				(508)
Operating (loss)/profit				272
Interest expense				(81)
Profit/(loss) before taxation				191
Income tax credit/(expense)				(1)
(Loss)/profit for the financial year				190
Joint ventures where entity is venturer | VodafoneZiggo Group Holding B.V.
Income statement and statement of comprehensive income
Revenue		4,082	4,128	4,063
Operating expenses		(2,190)	(2,195)	(2,124)
Depreciation and amortisation		(1,600)	(1,555)	(1,527)
Operating (loss)/profit		292	378	412
Interest expense		(652)	(809)	11
Profit/(loss) before taxation		(360)	(431)	423
Income tax credit/(expense)		111	77	(150)
(Loss)/profit for the financial year		(249)	(354)	273
Joint ventures where entity is venturer | Oak Holdings 1 GmbH
Income statement and statement of comprehensive income
Revenue		1,249	1,166
Operating expenses		(117)	(130)
Depreciation and amortisation		(953)	(868)
Other income		(26)	5
Operating (loss)/profit		153	173
Interest income		7	5
Interest expense		(538)	(455)
Profit/(loss) before taxation		(378)	(277)
Income tax credit/(expense)		212	132
(Loss)/profit for the financial year		(166)	(145)
Joint ventures where entity is venturer | TPG Telecom Limited
Income statement and statement of comprehensive income
Revenue		3,359	3,371	3,027
Operating expenses		(2,320)	(2,238)	(1,870)
Depreciation and amortisation		(902)	(891)	(700)
Operating (loss)/profit		137	242	457
Interest expense		(391)	(368)	(172)
Profit/(loss) before taxation		(254)	(126)	285
Income tax credit/(expense)		27	(8)	(25)
(Loss)/profit for the financial year		(227)	(134)	260
Joint ventures where entity is venturer | Vodafone Idea Limited
Income statement and statement of comprehensive income
Revenue		4,797	4,749	5,046
Operating expenses		(3,005)	(3,066)	(3,280)
Depreciation and amortisation		(2,142)	(2,178)	(2,396)
Other income		0	83	0
Operating (loss)/profit		(350)	(412)	(630)
Interest income		107	7	9
Interest expense		(2,539)	(2,718)	(2,567)
Profit/(loss) before taxation		(2,782)	(3,123)	(3,188)
Income tax credit/(expense)		(2)		0
(Loss)/profit for the financial year		(2,784)	(3,218)	(3,188)
Associates [member] | Safaricom Limited
Income statement and statement of comprehensive income
Revenue		2,792	2,210	2,468
Operating expenses		(1,561)	(1,189)	(1,353)
Depreciation and amortisation		(489)	(523)	(432)
Other income		79	142	68
Operating (loss)/profit		821	640	751
Interest income		17	16	13
Interest expense		(167)	(121)	(69)
Profit/(loss) before taxation		671	535	695
Income tax credit/(expense)		(340)	(266)	(285)
(Loss)/profit for the financial year		331	269	410
Profit from continuing operations, Owners of the parent		503	399	489
Non-controlling interests		(172)	(130)	(79)
Associates [member] | Indus Towers Limited
Income statement and statement of comprehensive income
Revenue		835	3,185	3,343
Operating expenses		(286)	(1,598)	(2,240)
Depreciation and amortisation		(167)	(637)	(588)
Other income		0	0	0
Operating (loss)/profit		382	950	515
Interest income		11	126	26
Interest expense		(48)	(218)	(200)
Profit/(loss) before taxation		345	858	341
Income tax credit/(expense)		(82)	(192)	(102)
(Loss)/profit for the financial year		263	666	239
Profit from continuing operations, Owners of the parent		263	666	239
Non-controlling interests		€ 0	€ 0	€ 0

[1]	Profit attributable to non-controlling interests derives solely from continuing activities.